UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

September 1, 2023 to September 30, 2023

Commission File Number of issuing entity: 333-253034-01

Central Index Key Number of issuing entity: 0001844964

VERIZON MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-253034

Central Index Key Number of depositor: 0001836995

VERIZON ABS II LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

23-2259884

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey (Address of principal executive offices of the issuing entity)	07920 (Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2021-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2021-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2021-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2021-2, Fixed Rate Class A Notes	☐	☐	☒
Series 2021-2, Fixed Rate Class B Notes	☐	☐	☒
Series 2021-2, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-2, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-2, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-2, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-3, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-3, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-3, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-4, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-4, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-4, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-5, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2022-5, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2022-5, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-5, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-6, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-6, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-6, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-7, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2022-7, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2022-7, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-7, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-2, Fixed Rate Class A Notes	☐	☐	☒
Series 2023-2, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-2, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2023-4, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-5, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2023-5, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2023-5, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-5, Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Master Trust for the distribution period commencing on September 1, 2023 and ending on September 30, 2023 is set forth in the monthly investor reports relating to the October 20, 2023 distribution, which are attached to this Form 10-D as the Exhibits listed under Item 10 below.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Master Trust for the distribution period commencing on September 1, 2023 and ending on September 30, 2023. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 1, 2023 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Master Trust.

PART II — OTHER INFORMATION

Item 3.	Sales of Securities and Use of Proceeds

Verizon ABS II LLC and Verizon Master Trust (the “Trust”) have filed with the Securities and Exchange Commission (the “Commission”) a registration statement (file numbers 333-253034 and 333-253034-01, respectively), which was declared effective on April 15, 2021.

The Trust is a master trust that may, from time to time and at its sole discretion, issue additional series of notes, subject to the satisfaction of certain conditions set forth in Section 3.1 of the Master Collateral Agreement (as defined below). As of the date hereof, all of the series issued by the Trust are part of Group 1.

With respect to Group 1 (as such term is defined in the related Group Supplement), no Group Series (or any Group Creditor Representative with respect thereto) or Group Creditor (including any Noteholder) has or will have the right to consent to the Trust issuing any additional Group Series if the conditions set forth in Section 3.1 of the Master Collateral Agreement are satisfied. These conditions include, but are not limited to, (i) the delivery by or on behalf of the Trust to U.S. Bank Trust Company, National Association (as successor to U.S. Bank National Association), as master collateral agent (the “Master Collateral Agent”), of an officer’s certificate stating that, based upon the facts known to such officer, the consummation of such additional Group Series will not (x) result in the occurrence of (1) an amortization event with respect to any other Group Series of that Group or (2) an Event of Default with respect to that Group or (y) materially and adversely affect the amount of distributions to be made to the Creditors of any other Group Series of that Group pursuant to the transaction documents and other Series Related Documents, in each case, as determined in accordance with the Master Collateral Agreement; (ii) the delivery by Cellco Partnership d/b/a Verizon Wireless (“Cellco”), as servicer (the “Servicer”) to the Master Collateral Agent of an officer’s certificate stating that no Pool Balance Deficit is continuing or will result from issuing or entering into such additional Group Series of that Group; and (iii) the delivery by the Trust to the Master Collateral Agent and each Group Creditor Representative of that Group of an opinion of counsel stating that, among other things, all conditions precedent to issuing such additional Group Series have been complied with.

On September 20, 2023, the Trust issued its Series 2023-5 Asset Backed Notes (the “2023-5 Notes”) in an aggregate amount of $425,000,000. The Class B Notes of the 2023-5 Notes, with an initial note balance of $28,950,000 were retained by Verizon ABS II LLC or one or more of its affiliates as partial consideration for the transfer of Receivables to the Trust. The Class A-1a Notes, Class A-1b Notes and Class C Notes of the 2023-5 Notes, with an aggregate initial note balance of $396,050,000, were sold for an aggregate offering price of $396,042,059.91, with underwriting discounts of $925,872.50. The offer and sale of the 2023-5 Notes were registered under, and offered by Citigroup Global Markets Inc., Barclays Capital Inc., BNP Paribas Securities Corp., Wells Fargo Securities, LLC, Academy Securities, Inc., AmeriVet Securities, Inc., R. Seelaus & Co., LLC, SG Americas Securities, LLC and Truist Securities, Inc., as underwriters, pursuant to the Securities Act of 1933, as amended (the “Securities Act”). The offering for the Series 2023-5 Notes commenced on September 6, 2023, and it did not terminate prior to the sale of any or all of the Series 2023-5 Notes. The net proceeds to Verizon ABS II LLC from the sale of the 2023-5 Notes, after deducting expenses estimated to be $1,035,597, was $394,080,590.41.

On September 20, 2023, the Trust also issued its Series 2023-6 Asset Backed Notes (the “2023-6 Notes”) in an aggregate amount of $625,000,000. The offer and sale of the 2023-6 Notes were not registered under the Securities Act, and the 2023-6 Notes that were not retained by Verizon ABS II LLC or one or more of its affiliates were offered and sold to certain institutional initial purchasers pursuant to Section 4(a)(2) of the Securities Act, and then resold by such initial purchasers pursuant to Rule 144A under the Securities Act and Regulation S through privately negotiated transactions at varying prices. The offering for the 2023-6 Notes commenced on September 6, 2023, and it did not terminate prior to the sale of any or all of the 2023-6 Notes.

The net proceeds from the sale of the 2023-5 Notes and the 2023-6 Notes may be used by the Trust to acquire additional device payment plan agreements, to make the initial deposit in the related Reserve Account, to redeem other Credit Extensions, to make payments of principal on any other Credit Extensions (to the extent permitted thereby) and for other general corporate purposes.

Each Group 1 Series, including the 2023-5 Notes and the 2023-6 Notes, will be equally and ratably entitled to the benefits of the Master Collateral Agreement without preference, priority or distinction. On each Payment Date, each Group 1 Series then outstanding, including the 2023-5 Notes and the 2023-6 Notes, will be entitled to a portion of the Collections on the Receivables and other Group Available Funds for Group 1 for such Payment Date based on the Series Allocation Percentage for such Group 1 Series.

For more detailed information, see also (i) the Indenture, dated as of September 20, 2023 (the “Series 2023-5 Indenture”), between the Trust, as trust, and U.S. Bank Trust Company, National Association, as indenture trustee and note paying agent (which was included as Exhibit 4.2 to the Trust’s Form 8-K, as filed with the Commission on September 20, 2023), (ii) the Indenture, dated as of September 20, 2023 (the “Series 2023-6 Indenture”), between the Trust, as trust, and U.S. Bank Trust Company, National Association, as indenture trustee and note paying agent (which was included as Exhibit 4.2 to the Trust’s Form 8-K, as filed with the Commission on September 21, 2023) and (iii) the Master Collateral Agency and Intercreditor Agreement, dated as of May 25, 2021, among the Trust, the Master Collateral Agent, the Servicer, and the creditor representatives from time to time party thereto (which was included as Exhibit 4.1 to the Trust’s Form 8-K, as filed with the Commission on May 25, 2021), as amended by (x) Omnibus Amendment No. 1 to the Master Collateral Agency and Intercreditor Agreement, the Transfer and Servicing Agreement, the Originator Receivables Transfer Agreement and the Additional Transferor Receivables Transfer Agreement, dated as of November 4, 2021, among the Trust, Verizon DPPA Master Trust, Cellco, as Servicer, marketing agent, custodian and administrator, Verizon ABS II LLC, the Master Collateral Agent, and the originators party thereto from time to time (which was included as Exhibit 99.1 to the Trust’s Form 8-K, as filed with the Commission on November 4, 2021) and (y) Omnibus Amendment No. 2 to the Master Collateral Agency and Intercreditor Agreement and the Amended and Restated Trust Agreement, dated as of August 11, 2022, among the Trust, U.S. Bank National Association, as master collateral agent, Wilmington Trust, National Association, as owner trustee, Verizon DPPA True-up Trust, Verizon ABS II LLC, as depositor and Cellco, as servicer, and acknowledged and agreed to by U.S. Bank Trust Company, National Association (which was included as Exhibit 99.2 to the Trust’s Form 8-K, as filed with the Commission on August 11, 2022) (the “Master Collateral Agreement”).

The terms “Class A-1a Notes,” “Class A-1b Notes,” “Class B Notes,” “Class C Notes” and “Reserve Account,” as such terms apply to the 2023-5 Notes, have the meaning assigned to them in Section 1.1 of the Series 2023-5 Indenture, the term “Reserve Account,” as such term applies to the 2023-6 Notes, has the meaning assigned to it in Section 1.1 of the Series 2023-6 Indenture, and the remaining capitalized terms used in this Item 3 have the meaning assigned to them Appendix A of the Master Collateral Agreement, as applicable, each of which are incorporated by reference herein.

Item 10. Exhibits.

Exhibit 99.1	Monthly investor report relating to the October 20, 2023 distribution (Verizon Master Trust).
Exhibit 99.2	Monthly investor report relating to the October 20, 2023 distribution (Verizon Master Trust Series 2021-1).
Exhibit 99.3	Monthly investor report relating to the October 20, 2023 distribution (Verizon Master Trust Series 2021-2).
Exhibit 99.4	Monthly investor report relating to the October 20, 2023 distribution (Verizon Master Trust Series 2022-2).
Exhibit 99.5	Monthly investor report relating to the October 20, 2023 distribution (Verizon Master Trust Series 2022-3).
Exhibit 99.6	Monthly investor report relating to the October 20, 2023 distribution (Verizon Master Trust Series 2022-4).
Exhibit 99.7	Monthly investor report relating to the October 20, 2023 distribution (Verizon Master Trust Series 2022-5).
Exhibit 99.8	Monthly investor report relating to the October 20, 2023 distribution (Verizon Master Trust Series 2022-6).
Exhibit 99.9	Monthly investor report relating to the October 20, 2023 distribution (Verizon Master Trust Series 2022-7).
Exhibit 99.10	Monthly investor report relating to the October 20, 2023 distribution (Verizon Master Trust Series 2023-1).
Exhibit 99.11	Monthly investor report relating to the October 20, 2023 distribution (Verizon Master Trust Series 2023-2).
Exhibit 99.12	Monthly investor report relating to the October 20, 2023 distribution (Verizon Master Trust Series 2023-4).
Exhibit 99.13	Monthly investor report relating to the October 20, 2023 distribution (Verizon Master Trust Series 2023-5).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: October 23, 2023

VERIZON MASTER TRUST
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer